UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2023

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (“Curasset Capital Funds”)

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2023 (unaudited)

Curasset Capital Management, LLC

Curasset Capital Management
Core Bond Fund

Curasset Capital Management
Limited Term Income Fund

SEMI-ANNUAL REPORT

Curasset Capital Management Funds

Important Disclosure Statement

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Funds”) prospectuses contain important information about the Funds’ investment objectives, potential risks, management fees, 12b-1 fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Curasset Capital Management, LLC is the investment advisor of the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The advisor waived or reimbursed part of the Funds’ total expenses. Had the advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of InvestmentsMarch 31, 2023 (unaudited)

		Principal	Value
87.00%	DEBT SECURITIES

37.05%	CORPORATE BONDS
1.06%	Communication Services:
	Factset Research Systems 03/01/27 2.900%	250,000	$232,157
	BellSouth Telecommunicaions 06/01/2028 6.375%	500,000	523,337
	Ciena Corp. 04/01/2031, 4.000% 144A	100,000	87,000
	Corning Inc. 03/15/2037 4.700%	200,000	190,710
	Hughes Satellite Systems 08/01/2026 5.250%	500,000	474,300
	Sprint Corp. 06/15/2024 7.125%	450,000	457,457
			1,964,961
6.20%	Consumer Discretionary:
	Allison Transmission 10/01/2027 4.750%	450,000	425,104
	AutoNation Inc. 03/01/2032 3.850%	1,000,000	851,622
	AutoNation Inc. 08/01/2031 2.400%	1,000,000	769,987
	Brunswick Corp. 08/01/2027 7.125%	1,314,000	1,392,582
	Ford Motor Company 10/01/2028 6.625%	450,000	464,900
	General Motors Financial 01/12/2032 3.100%	1,000,000	814,807
	General Motors Financial 01/08/2031 2.350%	250,000	197,397
	Hasbro Inc. 07/15/20/28 6.600%	700,000	730,519
	Las Vegas Ands Corp. 08/08/2029 3.900%	500,000	451,337
	Lowe’s Cos. Inc. 04/01/2052 4.250%	500,000	410,297
	MDC Holdings Inc. 01/15/2030 3.850%	1,000,000	854,283
	Michael Kors USA Inc. 11/01/2024 4.250%^ (US Treasury Note 09/30/2024 2.125% + 1.00%) 144A	600,000	578,250
	Nissan Motor Co. Ltd. 09/17/2030 4.810% 144A	1,000,000	905,512
	PVH Corp 07/10/2025 4.625%	1,000,000	978,930

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
	Tapestry Inc. 04/01/2025 4.250%	750,000	$739,307
	Toll Brothers Finance 03/15/2027 4.875%	1,000,000	969,879
			11,534,712
1.76%	Consumer Staples:
	Constellation Brands 05/01/203 2.875%	1,000,000	877,108
	AMN 10/01/2027 4.625%	90,000	83,421
	Korn Ferry International 12/15/2027 4.625%	500,000	472,500
	Quanta Services 10/01/2030 2.900%	1,000,000	862,316
	Smithfield Foods 10/15/2030 3.000%	1,000,000	797,890
	ICLR 07/15/2026 2.875%	90,000	83,017
	Teva 05/09/2027 4.750%	100,000	93,343
			3,269,595
4.38%	Energy:
	APA Corp. 12/15/2029 7.750%	133,000	139,685
	Energy Transfer LP 01/15/2024 5.875%	900,000	899,653
	Energy Transfer LP 02/15/2028 6.625%^ (3 month USD Libor + 4.155%)	400,000	297,929
	Marathon Petroleum Corp. 09/15/2024 3.625%	540,000	531,924
	Occidental Petroleum 09/01/2025 5.875%	1,215,000	1,224,442
	ONEOK Inc. 09/01/2029 3.400%	1,000,000	891,146
	Plains All American Pipeline LP 05/15/2030 3.800%	250,000	222,780
	Phillips 66 Partners LP 03/01/2028 3.750%	440,000	385,878
	Spectra Energy Partners 03/15/2024 4.750%	400,000	397,124
	Targa Resources Partners 03/01/2030 5.500%	500,000	488,615
	TransCanada Pipe 6/15/2029 7.700%	850,000	942,324
	Valero Energy 12/01/2032 2.800%	1,000,000	840,736
	Williams Companies 01/15/2025 3.900%	900,000	882,407
			8,144,643

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
10.79%	Financials:
	AirCastle Ltd. 05/01/2024 4.125%	900,000	$881,102
	Ally Financial 11/01/2031 8.000%	1,000,000	1,049,580
	American Express Co. 06/16/2149 3.550%	500,000	422,600
	ASB BANK LIMITED 10/22/2031 2.375% 144A	2,000,000	1,627,482
	Avalon Holdings Funding 11/18/2027 2.528%	1,000,000	846,371
	Bank of America 06/19/2164 4.375%^	625,000	531,336
	(5 year US Treasury Rate + 2.000%)
	Barclays PLC 05/16/2029 4.972%	250,000	241,135
	Banco Santander SA 03/24/2028 4.175%^ (US Treasury Note 02/28/2027 1.875% + 2.000%)	200,000	187,656
	Blackston Private Credit 12/15/2026 2.625%	250,000	209,933
	Citigroup Inc. 03/31/2031 4.412%	250,000	237,418
	Charles Schwab Corp. 06/19/2164 5.000%	500,000	423,750
	Crown Castle Inc. Corp. 03/15/2027 2.900%	250,000	232,022
	EPR 04/15/2028 4.950%	360,000	300,588
	Federal Home Loan Bank, 04/20/2029 4.000%	5,000,000	4,805,820
	Fidelity National Financial 08/15/2028 4.500%	1,000,000	967,915
	Fifth Third Bank 10/27/2025 5.852%^ (US Treasury Note 09/30/2024 4.250% + 1.350%)	600,000	591,381
	First Citizens Bancshares 06/19/2164 7.265%	500,000	467,500
	Goldman Sachs Group 11/10/2026 4.125%^ (5 year US Treasury Rate + 2.949%)	500,000	414,378
	Lloyds Bank Group 03/18/2026 3.511%^ (US Treasury Note 02/15/2025 1.500% + 1.600%)	450,000	428,162

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
	Macquarie Group 06/21/2028 4.098% 144A	2,000,000	$1,909,156
	NatWest Group 05/18/2029 4.892%^ (US Treasury Note 05/15/2028 2.875% + 1.820%)	500,000	480,170
	Owl Rock Capital Corp. 06/11/2028 2.875%	250,000	202,710
	Santan 12/03/2030 2.749%	250,000	195,012
	SBL Holdings Inc. 11/13/2026 5.125% 144A	400,000	364,110
	ALM Corp. 10/29/2025 4.200%	90,000	81,000
	Societe Generale 11/24/2025 4.750% 144A	250,000	233,835
	Societe Generale 03/28/2024 3.875% 144A	500,000	487,827
	Synchrony Bank 08/22/2025 5.400%	400,000	375,052
	Truist Financial Corp. 03/01/2030 5.100%^ (10 year US Treasury Rate + 4.349%)	500,000	437,778
	Weyerhaeuser Co. 03/09/2033 3.375%	500,000	439,396
			20,072,173
8.50%	Industrials:
	Avnet Inc. 06/01/2032 5.500%	1,000,000	974,469
	Berry Global Inc. 07/15/2027 5.625% 144A	500,000	496,658
	Boeing Co. 02/15/2040 5.875%	1,000,000	1,033,498
	Can-Pack S.A. 11/15/2029 3.875% 144A	500,000	404,795
	CH Robinson worlwide 04/15/2028 4.200%	1,000,000	962,008
	FedEx Corp. 10/17/2048 4.950%	1,000,000	937,306
	Flour Corp. 09/15/2028 4.250%	360,000	329,432
	Flowserve Corp. 01/15/2032 2.800%	1,000,000	793,291
	Fortune Brands Home & Security 03/25/2032 4.000%	500,000	447,646
	Fortune Brands Home & Security 03/25/2052 4.500%	500,000	381,768
	Hubbell Inc. 08/15/2027 3.150%	2,000,000	1,888,754
	Masco Corp. 08/15/2032 6.500%	1,000,000	1,062,033

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
	Oshkosh Corp. 03/01/2030 3.100%	1,000,000	$883,625
	Owens Corning 06/01/2030 3.875%	1,000,000	925,650
	Ryder System Inc. 09/01/2025 3.350%	1,000,000	954,536
	Timken Co. 05/08/2028 6.875%	200,000	211,161
	Timken Co. 12/15/2028 4.500%	500,000	487,690
	Trimble Inc. 12/01/2024 4.750%	800,000	795,291
	WestRock Corp. 02/15/2031 7.950%	750,000	864,124
	Worthington Industries Inc. 04/15/2026 4.550%	1,000,000	985,805
			15,819,539
0.99%	Information Technology:
	CA Inc. 03/15/2027 4.700%	600,000	564,613
	MSCI 3 09/01/2030 3.625% 144A	100,000	86,931
	Micron Technology 02/15/2027 4.185%	250,000	241,917
	Qorvo Inc. 12/15/2024 1.750% 144A	500,000	464,160
	Western Digital Corp. 02/15/2026 4.750%	500,000	479,727
			1,837,348
1.15%	Materials:
	Albermarle Corp. 06/01/2032 5.050%	500,000	488,378
	Domtar Corp. 10/01/2028 6.750% 144A	100,000	89,000
	FMC CORP 10/01/2026 3.200%	600,000	566,975
	Nucor Corp. 05/23/2027 4.300%	500,000	490,902
	Steel Dynamics Inc. 12/15/2026 5.000%	500,000	499,152
			2,134,406
2.22%	Utilities:
	Alliant Energy Finance 03/01/2032 3.600%	1,000,000	883,329
	Eversource Energy 03/01/2032 3.375%	1,000,000	897,825
	Exelon Corp. 03/15/20232 3.350% 144A	1,000,000	890,844
	Georgia Power Co. 05/15/2032 4.700%	1,000,000	990,449
	Sempra Energy 06/19/2164 4.875%^ (US Treasury Note 05/31/2025 0.250% + 4.550%)	500,000	468,282
			4,130,729
37.05%	TOTAL CORPORATE BONDS		68,908,105
	(Cost: $74,232,357)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
26.11%	ASSET BACKED BONDS
	American Credit Acceptance 11/15/2027 1.340% 144A	1,000,000	$931,401
	American Credit Acceptance 06/13/2028 4.410% 144A	1,687,500	1,654,579
	American Credit Acceptance 06/13/2028 4.850% 144A	900,000	860,608
	American Credit Acceptance 12/12/2025 2.970% 144A	785,146	779,630
	American Credit Acceptance 12/14/2026 1.310% 144A	402,211	395,393
	Aqua Finance Inc. 07/17/2046 1.900% 144 A	538,303	502,325
	Arivo Acceptance, LLC 05/15/2028 3.930% 144A	610,748	594,143
	Arivo Acceptance Auto 03/15/2029 9.840%	500,000	516,949
	Avid Automobile 12/15/2027 7.350%	600,000	599,051
	Avis Budget Rental Car 03/20/2026 2.650% 144A	1,800,000	1,699,529
	Barclays Commerical 03/15/2037 5.560% 144A	400,000	365,998
	Carmax Auto Owner Trust 4/16/2029 8.080%	1,000,000	1,059,150
	Carmax Auto Owner Trust 10/15/2027 1.550% 144A	250,000	228,012
	Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	1,950,776
	Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	149,159	145,185
	Carvana Auto Receivables Trust 12/11/2028 4.130%	450,000	424,161
	Carvana Auto Receivables Trust 03/10/2028 1.070%	250,656	231,349
	Fannie Mae CAS 12/25/2041 6.715%	250,000	239,311
	Fannie Mae CAS 04/25/2042, 7.851%	1,000,000	975,017
	Comm Mortgage Trust 09/15/2033 7.383%	55,000	45,901

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

	Principal	Value
CPS AUTO TRUST 08/15/2028 5.190% MTGE	1,800,000	$1,744,720
CPS AUTO TRUST 10/15/2029 7.140% MTGE	900,000	790,243
CREDIT ACCEPTANCE AUTO 05/15/2030 1.000%	2,600,000	2,513,139
Carvana Auto Receivable Trust 03/10/2028 2.000%	100,000	83,471
Drive Auto Receivable Trust 10/15/2027 0.870%	1,500,000	1,447,617
Drive Auto Receivable Trust 02/16/2027 1.500%	888,000	826,608
Drive Auto Receivable 11/15/2024 3.870%	34,640	34,623
Drive Auto Receivable 06/15/2026 1.470%	1,404,605	1,371,634
Drive Auto Receivable 11/17/2025 2.550%	900,000	878,691
Exeter Auto Receivables 03/17/2025 3.710%	359,825	356,749
Exeter Auto Receivables 07/17/2028 4.560%	450,000	429,928
Exeter Auto Receivables 10/15/2029 6.340%	787,500	651,309
Exeter Auto Receivables 09/16/2024 4.350%	157,766	157,323
Exeter Auto Receivables 01/15/2026 0.690%	1,347,595	1,331,992
Exeter Auto Receivables 05/15/2025 3.280%	289,613	288,958
Federal Home Loan Mortgage Corp 01/25/2042 2.550% 144A	534,000	562,344
Federal Home Loan Mortgage Corp 01/25/2042 7.315% 144A	100,000	92,250
Federal Home Loan Mortgage Corp 01/25/2042 8.251% 144A	100,000	90,750
Federal Home Loan Mortgage Corp 02/25/2046 0.2551%	19,293,353	53,192
Federal Home Loan Mortgage Corp 02/25/2047 0.2051%	19,332,649	43,402

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

	Principal	Value
Federal Home Loan Mortgage Corp 05/25/2042 7.015% 144A	1,759,113	$1,767,098
Federal Home Loan Mortgage Corp 09/25/2042 7.324%	501,179	501,914
Federal Home Loan Mortgage Corp 11/25/2046 0.2051%	29,158,211	61,553
Federal National Mortgage Assoc. 03/16/2028 5.505%	1,876,233	76,498
First Investors Auto 01/15/2027 2.030%	960,265	933,150
First Investors Auto 06/15/2029 5.410%	500,000	428,063
Federal National Mortgage Assoc. 06/25/2042 9.031%^ (30 day SOFR + 6.750%) 144A	1,000,000	1,060,000
GLS Auto Receivables 07/15/27 4.310%	725,000	697,309
GLS Auto Receivables 02/18/2025 3.540%	156,819	156,038
GLS Auto Receivables 05/15/2025 2.960%	364,846	361,627
Government National Mortgage Assoc. 03/16/2043 3.339%^ (Libor +0.400%)	3,446	3,436
Governmane National Mortgage Assoc. 12/16/2040 4.000%	2,843,275	477,062
GS Mortgage Securtities Trust 09/10/2047 4.162%	500,000	477,707
Harvest SBA Loan Trust 06/26/2047 5.550%^ (Libor + 0.700%) 144A	587,325	559,427
JP Morgan Commercial Mortgage 05/15/2048 3.342%	199,548	190,739
JP Morgan Commercial Mortgage 01/25/2028 1.886%	92,360	91,434
LAD Auto Receivables Trust 04/15/2030 6.850% 144A	484,000	479,259
Mariner Finance 07/20/2032 2.960%	577,816	571,368
Newtek 02/25/2044 7.450%	489,321	482,587
Oasis 02/15/2035 7.000%	196,379	195,902
Provident Funding Mortgage 4/25/2051 2.500% 144A	856,871	693,429

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
	Santander Drive 2022-1 C 04/17/28 2.560%	500,000	$479,732
	Santander Drive Auto 01/15/2026 1.010%	867,904	860,894
	Santander Retail Auto Lease 11/20/2025 1.410% 144A	500,000	473,279
	Santander Drive Auto 10/15/2025 0.330% 144A	822,993	811,338
	SCF Equipment Leasing 04/20/2026 2.470% 144A	366,713	363,123
	SCF Equipment Trust LLC 08/21/2028 0.830%	513,689	494,260
	SCF Equipment Leasing 11/20/2031 3.790% 144A	500,000	448,724
	Sequoia Mortgage Trust 04/25/2050 3.000% 144A	209,654	199,799
	Spruce Hill Mortgage Loan Trust 01/28/2050 2.521%	112,744	111,100
	Tricolor Auto Group 06/15/2028 13.450%	400,000	399,853
	Tricolor Auto Group 08/15/2025 4.710%	485,000	476,102
	Trinity Rail Leasing 10/18/2049 2.390%	207,172	193,889
	United Auto Credit 11/10/2028 5.000%	650,000	568,196
	United Auto Credit 04/10/2029 10.000%	400,000	383,269
	USASF Receivables LLC 03/17/2025 1.490%	544,723	540,093
	Veros Credit Auto Receivables Trust 07/16/2029 7.230%	1,350,000	1,251,667
	Veros Credit Auto Receivables Trust 11/25/2059 3.129%	373,195	356,713
	Westlake Automobile 01/15/2026 2.760%	1,840,000	1,799,152
	WinWater Mortgage Trust 01/20/2046 3.773%	151,498	140,798

26.11%	TOTAL ASSET BACKED BONDS		48,564,991
	(Cost: $50,089,781)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
23.84%	TREASURY NOTES
	US Treasury 02/15/2042 2.375%	15,000,000	$12,062,115
	US Treasury 05/15/2042 3.250%	4,000,000	3,690,156
	US Treasury 11/15/2023 4.125%	4,000,000	4,203,124
	US Treasury 11/15/2031 1.375%	3,800,000	3,207,439
	US Treasury 11/30/2028 1.500%	13,750,000	12,264,890
	US Treasury 02/15/2053 3.625%	5,000,000	4,964,065
	US Treasury 02/15/2032 1.875%	4,500,000	3,949,452

23.84%	TOTAL TREASURY NOTES		44,341,241
	(Cost: $49,306,927)

87.00%	TOTAL DEBT SECURITIES		161,814,337
	(Cost: $173,629,065)

		Shares
0.21%	PREFERRED STOCK
	Farm Credit Bank of Texas	4,000	405,000
	(Perpetual call 09/15/2023 6.750%)

0.21%	TOTAL PREFERRED STOCK		405,000
	(Cost: $405,000)

11.92%	MONEY MARKET FUND
	Federated Government Obligation Institutional Shares, 4.65%*	22,166,074	$22,166,074
	(Cost: $22,166,074)

99.13%	TOTAL INVESTMENTS		184,385,411
	(Cost: $196,200,139)
0.87%	Other assets, net of liabilities		1,621,639
100.00%	NET ASSETS		$186,007,049

*Effective 7 day yield as of March 31, 2023

^Rate is determined periodically. Rate shown is the rate in effect on March 31, 2023.

144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $23,086,238 and is 12.41% of the Fund’s net assets.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of InvestmentsMarch 31, 2023 (unaudited)

		Principal	Value

82.15%	DEBT SECURITIES

25.19%	CORPORATE BONDS

0.81%	Communication Services:
	Hughes Satellite Systems 08/01/2026 5.250%	500,000	$474,300
	RELX Inc. 10/15/2023 6.625%	1,000,000	1,001,110
	Sprint Corp. 006/15/2024 7.125%	550,000	559,114
			2,034,524
4.87%	Consumer Discretionary:
	Abercrombie Fitch 07/15/2025 8.750%	550,000	554,248
	Allison Transmission 10/01/2027 4.750%	550,000	519,572
	Brunswick Corp. 08/01/2027 7.125%	1,606,000	1,702,045
	Brunswick Corp. 08/18/2024 0.850%	1,000,000	933,980
	Ford Motor Company 10/01/2028 6.625%	550,000	568,211
	General Motors 09/30/2027 5.750%	500,000	404,618
	Hasbro Inc. 07/15/2028 6.600%	798,000	832,791
	Michael Kors USA Inc. 11/01/2024 4.250%^ (US Treasury Note 9/30/2024 2.125% + 1.000%) 144A	1,700,000	1,638,375
	Paccar Financial Corp. 04/07/2025 2.850%	500,000	482,706
	PVH Corp. 11/15/2023 7.750%	839,000	853,443
	Tapestry Inc. 04/01/2025 4.250%	1,250,000	1,232,178
	Toll Brothers Finance Corp. 03/15/2027 4.887%	1,000,000	969,879
	Toll Brothers Finance Corp. 04/15/2023 4.375%	1,000,000	999,855
	United Airlines 10/15/2025 4.150%	532,422	521,528
			12,213,429
0.84%	Consumer Staples:
	AMN Healthcare Inc. 10/01/2027 4.625%	110,000	101,959
	Cargill Inc. 04/22/2025 3.500%	500,000	487,700

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
	HCA Inc. 09/15/2025 7.580%	817,000	$839,252
	PRA Health Sciences, Inc. 07/15/2026 2.875%	110,000	101,465
	Korn Ferry International 12/15/2027 4.625%	500,000	472,500
	Teva 05/09/2027 4.750%	100,000	93,343
			2,096,219
3.43%	Energy:
	DCP Midstream LP 5/21/2043 5.850%	500,000	488,392
	Enbridge Inc. 02/16/24 5.712%	500,000	496,309
	Energy Transfer LP 01/15/2024 5.875%	1,100,000	1,099,575
	Energy Transfer LP 02/15/2028 6.625%	600,000	446,894
	Marathon Petroleum Corp. 09/15/2024 3.625%	659,000	649,145
	Occidental Petroleum 09/01/2025 5.875%	1,485,000	1,496,540
	Phillips 66 Partners LP 03/01/2028 3.750%	540,000	473,578
	Spectra Energy Partners 03/15/2024 4.750%	600,000	595,686
	Targa Resources Partners 03/01/2030 5.500%	500,000	488,615
	TransCanada Pipe 06/15/2029 7.700%	1,150,000	1,274,908
	Williams Companies 01/15/2025 3.900%	1,100,000	1,078,497
			8,588,138
6.02%	Financials:
	Ally 11/20/2025 5.750%	250,000	235,072
	Avalon Holdings Funding 05/15/2024 5.250%	1,000,000	989,958
	Bank of America 06/19/2164 4.375%^ (5 year US Treasury Rate + 2.000%)	125,000	106,267
	Barclays PLC 05/07/2026 2.852%	250,000	233,487
	Banque Federative due Credit Mutuel 10/04/206 1.604%	2,000,000	1,754,904
	Blackston Private Credit 01/15/2025 2.700%	250,000	230,191

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
	Blackston Private Credit 09/15/2024 1.750%	115,000	$106,251
	CITIGROUP INC 06/19/2164 4.000%^	500,000	441,875
	Credit Agricole SA 01/26/207 1.247%^ (US Treasury Note 12/31/2025 0.375% + 0.800%) 144A	2,000,000	1,786,024
	EPR Properties 4/15/2028 4.950%	220,000	183,693
	Fifth Third Bank 10/27/2025 5.852%^ (US Treasury Note 9/30/2024 4.250% + 1.350%)	400,000	394,254
	First Citizens Bancshares 06/19/2164 8.838%^ (Quarterly US Libor + 3.972%)	1,000,000	935,000
	Goldman Sachs Group Inc. 3.650%	500,000	408,125
	ING Groep NV 03/29/2027 3.590%	2,000,000	1,911,330
	Lloyds Banking 03/18/2026 3.511%^ (US Treasury Note 2/15/2025 1.500% + 1.600%)	550,000	523,309
	MacQuarie Group 06/21/2028 4.098%	2,000,000	1,909,156
	RLI Corp. 09/15/2023 4.875%	1,000,000	996,987
	SBL Holdings Inc. 11/13/2026 5.125%	600,000	546,166
	SLM Corp. 10/29/2025 4.200%	110,000	99,000
	Societe Generale 11/24/2025 4.750% 144A	250,000	233,835
	Societe Generale 03/28/2024 3.875% 144A	500,000	487,827
	Synchrony Bank 08/22/2025 5.400%	600,000	562,579
	Wells Fargo & Co. 08/15/2023 4.125%	20,000	19,891
			15,095,179
4.58%	Industrials:
	Aircastle Ltd. 05/01/2024 4.125%	110,000	1,076,902
	Ball Corp. 03/15/2026 4.875%	500,000	496,250
	Can-pack SA 11/01/2025 3.125%	500,000	454,390
	Flour Corp. 09/15/2028 4.250%	440,000	402,639
	Hubbell Inc. 08/15/2027 3.150%	3,179,000	3,002,174
	Jeld-Wen Inc. 05/15/2025 6.250%	550,000	548,625
	Ryder System Inc. 09/01/2025 3.350%	1,000,000	954,536

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
	Sealed Air Corp. 12/01/2024 5.125%	500,000	$496,603
	Timken Co. 05/08/2028 6.875%	300,000	316,742
	Timken Co. 12/15/2028 4.500%	500,000	487,690
	Trimble Inc. 12/01/2024 4.750%	1,200,000	1,192,937
	Weyerhaeuser Co. 02/15/2026 7.700%	1,000,000	1,061,049
	Worthington Industries Inc. 04/15/2026 4.550%	1,000,000	985,805
			11,476,342
1.06%	Information Technology:
	Micron Technology Inc. 02/15/2027 4.185%	250,000	241,917
	Qorvo Inc. 12/15/2024 1.750%	550,000	510,576
	Teledyne Technologies, Inc. 04/01/2023 0.650%	1,425,000	1,425,000
	Western Digital Corp. 02/15/2026 4.750%	500,000	479,727
			2,657,220
1.63%	Materials:
	Celanese US Holdings LLC 03/15/2025 6.050%	1,000,000	1,005,740
	FMC Corp. 10/01/2026 3.200%	800,000	755,966
	Nutrien Ltd. 11/07/2024 5.900%	500,000	507,122
	Reliance Steel & Aluminum 08/15/2025 1.300%	1,000,000	918,533
	Steel Dynamics Inc. 12/15/2026 5.000%	813,000	811,621
	Domtar Corp. 10/01/2028 6.750% 144A	100,000	89,000
			4,087,983
1.95%	Utilities:
	Jersey Central 04/01/2024 4.700%	1,000,000	993,337
	OGE Energy Corp. 05/26/2023 0.703%	1,000,000	992,980
	Southern Co. 07/01/2023 2.950%	1,858,000	1,846,640
	Washington Gas Light 10/09/2026 6.820%	1,000,000	1,040,781
			4,873,738
25.19%	TOTAL CORPORATE BONDS		63,122,771
	(Cost: $65,021,777)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value

42.04%	ASSET BACKED BONDS
	American Credit Acceptance 11/15/2027 1.340% 144A	1,000,000	$931,401
	AM Capital Funding LLC 12/15/2023 4.980%	580,000	573,253
	American Credit Aceptance 06/13/2028 4.850% 144A	2,062,500	2,022,263
	American Credit Acceptance 06/13/2028 4.850% 144A	1,100,000	1,051,854
	American Credit Acceptance 12/12/2025 2.970% 144A	959,623	952,881
	American Credit Acceptance 05/13/2026 5.650%	2,000,000	1,995,478
	American Credit Acceptance 12/14/2026 1.310%	491,592	483,258
	Angel Oak Mortgage 01/25/2066 0.909%	78,323	65,249
	Aqua Finance Trust 07/17/2046 1.900%	657,926	613,953
	Ari Fleet Lease Trust 03/15/2030 0.370%	43,594	43,072
	Arivo Acceptance LLC 05/15/2028 3.930% 144A	916,123	891,215
	Arivo Acceptance LLC 01/16/2029 6.900%	893,070	893,831
	Avid Automobile 07/15/2026 3.140%	1,741,550	1,735,429
	Avid Automobile 12/15/2027 7.350%	900,000	898,577
	Avis Budget Rental Car 03/20/2026 2.650%	2,275,000	2,148,016
	Barclays Commercial 03/15/2037 5.560% 144A	600,000	548,996
	Bridgecrest Acceptance 02/18/2025 3.480%	675,931	673,848
	Carmax Auto Owner Trust 01/15/2026 5.010%	1,000,000	999,414
	Carmax Auto Owner Trust 02/15/2024 4.964%	863,728	863,545
	Carmax Auto Owner Trust 10/15/2027 1.550% 144A	250,000	228,012

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

	Principal	Value
Carvana Auto Receivables Trust 12/11/2028 2.310%	182,305	$177,449
Carvana Auto Receivables Trust 12/11/2028 4.130%	550,000	518,418
Carvana Auto Receivables Trust 09/11/2028 1.240%	393,776	368,130
Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	165,119
Carvana Auto Receivables Trust 01/15/2026 3.430%	2,693,796	2,657,629
Carvana Auto Receivables Trust 03/10/2028 1.070%	375,985	347,023
Fannie Mae-CAS 12/25/2041 6.715%	250,000	239,311
CCG Receivables Trust 03/14/2024 5.395%	1,000,000	1,000,376
Citigroup Mortgage 08/25/2050 2.500%	81,423	68,790
COMM Mortgage Trust 09/15/2033 4.334%	65,000	54,247
CPS Auto Trust 04/15/2030 4.180%	63,838	63,317
CPS Auto Trust 04/15/2030 4.880%	1,250,000	1,236,354
CPS Auto Trust 07/15/2025 4.300%	1,000,000	986,944
CPS Auto Trust 087/15/2028 5.190%	2,200,000	2,132,436
CPS Auto Trust 10/15/2029 7.140%	1,100,000	965,853
CPS Auto Trust 09/15/2025 6.070%	355,780	355,621
Credit Acceptance Auto 05/15/2030 1.000%	2,948,000	2,849,513
Credit Suisse Mortgage 04/25/2037 3.782%	1,078,625	1,023,757
Credit Suisse Mortgage 04/25/2044 3.782%	822,915	701,283
Carvana Auto Receivable Trust 03/10/2028 2.000%	100,000	83,471
Drive Auto Receivable 10/25/2026 3.180%	768,279	763,293
Drive Auto Receivable 10/15/2027 0.870%	2,500,000	2,412,695
Drive Auto Receivable 02/16/2027 1.500%	1,332,000	1,239,912

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

	Principal	Value
Drive Auto Receivable 11/15/2024 3.870%	42,338	$42,317
Drive Auto Receivable 01/18/2028 2.380%	250,000	231,136
Drive Auto Receivable 03/15/2028 4.720%	2,000,000	1,951,784
Drive Auto Receivable 06/15/2026 1.470%	1,891,122	1,846,730
Drive Auto Receivable 11/17/2025 2.550%	1,100,000	1,073,955
Exeter Auto Receivables 03/15/2023 5.200%	1,000,000	995,889
Exeter Auto Receivables 03/17/2025 3.710%	439,786	436,027
Exeter Auto Receivables 07/17/2028 4.560%	550,000	525,467
Exeter Auto Receivables 10/15/2029 6.340%	962,500	796,044
Exeter Auto Receivables 01/15/2026 0.740%	1,444,563	1,420,407
Exeter Auto Receivables 09/16/2024 4.350%	192,825	192,284
Exeter Auto Receivables 01/15/2026 0.690%	1,581,960	1,563,642
Exeter Auto Receivables 05/15/2025 3.280%	353,972	353,171
Exeter Auto Receivables 10/15/2027 1.460%	1,000,000	952,737
Federal Home Loan Mortgage Corp. 01/25/2031 9.270%	1,000,000	1,053,079
Federal Home Loan Mortgage Corp. 07/25/2042 8.415% 144A	250,000	250,000
Federal Home Loan Mortgage Corp. 02/25/2046 0.255%	23,580,765	65,012
Federal Home Loan Mortgage Corp. 02/25/2047 0.205%	28,998,975	65,103
Federal Home Loan Mortgage Corp. 09/25/2042 7.324% 144A	637,864	638,800
Federal Home Loan Mortgage Corp. 10/25/2032 3.000%	189,237	187,674

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

	Principal	Value
Federal Home Loan Mortgage Corp. 11/25/2046 0.205%	43,737,317	$92,329
Federal National Mortgage Assoc. 05/15/2027 3.000%	2,060,165	83,997
First Investors Auto 01/15/2027 2.030%	960,265	933,150
First Investors Auto 06/15/2029 5.410%	500,000	428,063
First Investors Auto 12/15/2025 2.800%	1,295,000	1,270,556
Flagship Credit 09/15/2027 1.460%	350,000	322,989
Flagship Credit 04/15/2026 3.800%	1,055,640	1,050,237
Ford Credit 04/15/2024 5.028%	1,000,000	1,000,039
Foursight Capital Auto 08/15/2025 2.410%	551,813	550,144
Federal Home Loan Mortgage Corp. 03/15/2045 3.500%	533,594	520,752
Federal Home Loan Mortgage 07/15/2029 3.000%	237,919	235,324
GLS Auto Receivable Trust 07/15/2027 4.310%	725,000	697,309
GCAT 08/25/2066 1.915%	173,724	153,103
GLS Auto Receivables 02/18/2025 3.540%	191,668	190,714
GLS Auto Receivables 05/15/2025 2.960%	445,923	441,989
GLS Auto Receivables 08/15/2025 3.060%	2,664,583	2,626,130
GM Financial Automobile 02/20/2024 4.948%	679,713	679,589
Government National Mortgage 03/16/2043 5.348%	3,953	3,942
Government National Mortgage 12/16/2040 4.000%	4,264,914	715,593
Government National Mortgage 07/20/2028 3.500%	603,847	598,789
GS Mortgage Securities 09/10/2047 4.162%	750,000	716,561
Harvest SBA Loan Trust 06/26/2047 7.300% 144A	717,842	683,745
HPEFS Equipment Trust 03/20/2024 5.450%	2,000,000	2,000,078

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

	Principal	Value
JP Morgan Commercial Mortgage 05/25/2050 3.500% 144A	52,590	$46,613
JP Morgan Commercial Mortgage 10/25/2029 2.778% 144A	101,751	95,821
JPMBB Commercial Mortgage 05/15/2048 3.342%	243,892	233,126
JP Morgan Trust 01/25/2051 3.000% 144A	175,613	169,936
JP Morgan Chase 01/25/2028 1.886% 144A	112,885	111,752
LAD Auto Receivables Trust 02/15/2024 4.929%	768,572	768,336
LAD Auto Receivables Trust 04/15/2030 6.850%	726,000	718,889
LendingPoint 02/15/2030 6.560%	511,727	510,051
Mariner Finance 07/20/2032 2.960%	781,751	773,027
Mill City Mortgage 04/25/2066 3.500% 144A	821,728	787,317
Navient Student Loans 02/18/2043 2.190% 144A	185,701	184,513
Newtek 02/25/2044 7.450% 144A	733,981	723,881
Oasis 02/15/2035 7.000%	294,568	293,853
Pagaya AI Debt Selection Trust 01/2/2029 3.000%	36,939	35,255
Provident Funding Mortgage 04/25/2051 2.500% 144A	856,871	693,429
Prestige Auto Receivables 10/15/2024 4.140%	915,882	914,356
Prestige Auto Receivables 08/15/2025 3.010%	3,000,000	2,977,824
Santander Consumer Auto 04/15/2026 5.490%	2,500,000	2,488,963
Santander Drive 2022-1 C 04/17/28 2.560%	500,000	479,732
Santander Drive Auto 01/15/2026 1.010%	1,067,237	1,058,617
Santander Retail 11/20/2025 1.410%	665,000	629,460
Santander Auto Receivables 10/15/2025 0.330%	822,993	811,338

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

	Principal	Value
SCF Equipment Trust LLC 04/20/2026 2.470%	366,713	$363,123
SCF Equipment Trust LLC 08/21/2028 0.830%	513,689	494,260
SCF Equipment Trust LLC 07/20/2032 5.260%	500,000	441,250
Sequoia Mortgage Trust 04/25/2050 3.000%	209,654	199,799
Spruce Hill Mortgage Loan Trust 01/28/2050 2.521%	137,798	135,789
SMB Private Education 09/15/2037 2.230%	1,295,426	1,196,268
Freddie Mac - STACR 05/25/2042 2.550%	2,150,027	2,159,786
Tricolor Auto Group 06/15/2028 13.450%	600,000	599,780
Tricolor Auto Group 02/18/2025 3.300%	401,202	397,558
Trinity Rail leasing 10/18/2049 2.390%	310,758	290,833
United Auto Credit 11/10/2028 5.000%	850,000	743,026
United Auto Credit 04/10/2029 10.000%	600,000	574,904
USASF Receivables LLC 03/17/2025 1.490%	817,085	810,139
USASF Receivables LLC 03/15/2027 9.350%	1,250,000	1,261,478
USASF Receivables LLC 04/15/2025 3.980%	544,029	536,928
Veros Auto Receivables 07/16/2029 7.230%	1,900,000	1,761,606
Verus Credit Auto Receivables 11/25/2059 3.129%	456,127	435,982
Verus Securitization 07/25/2059 2.913%	25,512	24,636
Westlake Automobile 01/15/2026 2.760%	2,160,000	2,112,048
Westlake Automobile 03/15/2024 5.266% 144A	2,500,000	2,500,570

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Principal	Value
	WinWater Mortgage Loan Trust 01/20/2046 3.891%	177,845	$165,284
	World Omni Auto 02/15/2024 4.867%	1,016,029	1,015,704
	World Omni Select 03/15/2027 5.731%	2,000,000	1,981,384

42.04%	TOTAL ASSET BACKED BONDS		105,369,088
	(Cost: $108,211,475)

14.92%	TREASURY NOTES
	US Treasury 11/30/2023 0.500%	6,700,000	6,516,011
	US Treasury 11/15/2024 0.750%	5,000,000	4,726,760
	US Treasury 01/31/2027 1.500%	1,287,000	1,184,844
	US Treasury 01/31/2025 4.125%	20,300,000	20,294,458
	US Treasury 02/28/2027 1.875%	5,000,000	4,665,430

14.92%	TOTAL TREASURY NOTES		37,387,504
	(Cost: $38,107,577)

82.15%	TOTAL DEBT SECURITIES		205,879,363
	(Cost: $211,340,829)

		Shares	Value
0.24%	PREFERRED STOCK
	Farm Credit Bank 6.700% Perpetual	6,000	607,500

0.24%	TOTAL PREFERRED STOCK		607,500
	(Cost: $607,500)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Shares	Value
16.96%	MONEY MARKET FUND
	Federated Government Obligation Institutional Shares, 4.650%*	42,503,970	$42,503,970
	(Cost: $42,503,970)

99.35%	TOTAL INVESTMENTS		248,990,833
	(Cost: $254,452,299)
0.65%	Other assets, net of liabilities		1,630,785
100.00%	NET ASSETS		$250,621,618

* Effective 7 day yield as of March 31, 2023

^ Rate is determined periodically. Rate shown is the rate in effect on March 31, 2023.

144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $17,024,179 and is 6.79% of the Fund’s net assets.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Curasset Capital Management Funds

Statements of Assets and LiabilitiesMarch 31, 2023 (unaudited)

	Core Bond Fund	Limited Term Income Fund
ASSETS
Investments at value(1) (Note 1)	$184,385,411	$248,990,833
Cash held at broker	25,000	25,000
Receivable for securities sold	162,321	167,321
Receivable for capital stock sold	198,241	200,636
Interest receivable	1,237,039	1,254,730
Prepaid expenses	52,804	62,534
TOTAL ASSETS	186,060,816	250,701,054

LIABILITIES
Payable for capital stock redeemed	4,427	5,660
Accrued advisory fees	24,084	50,495
Accrued accounting, administration and transfer agent fees	12,816	20,695
Other accrued expenses	12,440	2,586
TOTAL LIABILITIES	53,767	79,436
NET ASSETS	$186,007,049	$250,621,618

Net Assets Consist of:
Paid-in capital	$203,577,305	$258,997,267
Distributable earnings (accumulated deficits)	(17,570,256)	(8,375,649)
Net Assets	$186,007,049	$250,621,618

NET ASSET VALUE PER SHARE
Net Assets	$186,007,049	$250,621,618
Shares Outstanding	20,725,426	26,120,976
Net Asset Value and Offering Price Per Share	$8.97	$9.59

(1) Identified cost of:	$196,200,139	$254,452,299

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Curasset Capital Management Funds

Statements of OperationsFor the Six Months Ended March 31, 2023

(unaudited)

	Core Bond Fund	Limited Term Income Fund
INVESTMENT INCOME
Interest	$3,586,324	$4,875,363
Dividend income	6,750	10,125
Total investment income	3,593,074	4,885,488

EXPENSES
Advisory fees (Note 2)	323,186	547,225
Recordkeeping and administrative services (Note 2)	50,382	73,276
Accounting fees (Note 2)	34,278	47,208
Custody fees	6,766	9,677
Transfer agent fees (Note 2)	9,260	12,338
Professional fees	21,937	22,383
Filing and registration fees	7,981	16,657
Trustee fees	5,390	7,154
Compliance fees	3,084	4,355
Shareholder reports	7,764	9,769
Insurance	2,124	2,255
Other	17,237	18,217
Total expenses	489,389	770,514
Management fee waivers (Note 2)	(166,202)	(223,290)
Net expenses	323,187	547,224
Net investment income (loss)	3,269,887	4,338,264

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(1,714,238)	(488,255)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	6,398,226	2,383,088
Net realized and unrealized gain (loss) on investments	4,683,988	1,894,833
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,953,875	$6,233,097

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Curasset Capital Management Funds

Statements of Changes in Net Assets

	Core Bond Fund		Limited Term Income Fund
	Six Months Ended March 31, 2023 (unaudited)	December 1, 2021* through September 30, 2022	Six Months Ended March 31, 2023 (unaudited)	December 1, 2021* through September 30, 2022

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$3,269,887	$3,113,595	$4,338,264	$2,953,942
Net realized gain (loss) on investments	(1,714,238)	(4,147,709)	(488,255)	(2,563,358)
Net increase (decrease) in unrealized appreciation (depreciation of investments	6,398,226	(18,212,954)	2,383,088	(7,844,554)
Increase (decrease) in net assets from operations	7,953,875	(19,247,068)	6,233,097	(7,453,970)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(3,219,521)	(3,057,542)	(4,294,603)	(2,860,173)
Decrease in net assets from distributions	(3,219,521)	(3,057,542)	(4,294,603)	(2,860,173)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	14,845,646	209,600,417	19,321,764	273,075,184
Distributions reinvested	81,107	370,069	99,075	231,031
Shares redeemed	(7,789,425)	(13,530,509)	(14,208,172)	(19,521,615)
Increase (decrease) in net assets from capital stock transactions	7,137,328	196,439,977	5,212,667	253,784,600

NET ASSETS
Increase (decrease) during period	11,871,682	174,135,367	7,151,161	243,470,457
Beginning of period	174,135,367	—	243,470,457	—
End of period	$186,007,049	$174,135,367	$250,621,618	$243,470,457

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended March 31, 2023 (unaudited)	December 1, 2021(2) through September 30, 2022
Net asset value, beginning of period	$8.74	$10.00
Investment activities
Net investment income (loss)(1)	0.16	0.19
Net realized and unrealized gain (loss)on investments	0.23	(1.29)
Total from investment activities	0.39	(1.10)
Distributions
Net investment income	(0.16)	(0.16)
Total distributions	(0.16)	(0.16)

Net asset value, end of period	$8.97	$8.74

Total Return(3)	4.48%	(11.10%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.55%	0.54%
Expenses, net of waiver or recovery (Note 2)	0.36%	0.41%
Net investment income (loss)	3.64%	2.41%
Portfolio turnover rate(5)	15.09%	85.91%
Net assets, end of period (000’s)	$186,007	$174,135

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes purchases and sales of TBA securities and has not been annualized.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended March 31, 2023 (unaudited)	December 1, 2021(2) through September 30, 2022
Net asset value, beginning of period	$9.52	$10.00
Investment activities
Net investment income (loss)(1)	0.17	0.14
Net realized and unrealized gain (loss) on investments	0.06	(0.51)
Total from investment activities	0.23	(0.37)
Distributions
Net investment income	(0.16)	(0.11)
Total distributions	(0.16)	(0.11)
Net asset value, end of period	$9.59	$9.52

Total Return(3)	2.48%	(3.68%)
Ratios/Supplemental Data
Ratio to average net assets(4)
Expenses, gross	0.62%	0.61%
Expenses, net of waiver or recovery (Note 2)	0.44%	0.49%
Net investment income (loss)	3.49%	1.77%
Portfolio turnover rate(5)	39.00%	122.59%
Net assets, end of period (000’s)	$250,622	$243,470

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes purchases and sales of TBA securities and has not been annualized.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial StatementsMarch 31, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management company. The Funds offer Class A, Investor Class, Institutional Class and Founders Class shares. As of March 31, 2023, neither Fund had Class A, Investor Class or Institutional Class shares outstanding. Each Fund’s Founders Class commenced operations on December 1, 2021.

The investment objective of the Curasset Capital Management Core Bond Fund (the “Core Bond Fund”) is to provide total return, comprised of income and capital appreciation.

The investment objective of the Curasset Capital Management Limited Term Income Fund (the “Limited Term Income Fund”) is to seek income.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

assets to Curasset Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The FASB has issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, to increase comparability of financial information for entities that hold equity securities with contractual restrictions prohibiting the sale of the securities. Currently, there is diversity in practice on the application of a discount to measure fair value when securities have such contractual restrictions. The ASU provides clarity related to this matter. The ASU also adds disclosure requirements related to contractual sale restrictions.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Bond Fund
Debt Securities	$—	$161,814,337	$—	$161,814,337
Preferred Stock	405,000	—	—	405,000
Money Market Fund	22,166,074	—	—	22,166,074
	$22,571,074	$161,814,337	$—	$184,385,411

Limited Term Income Fund
Debt Securities	$—	$205,879,363	$—	$205,879,363
Preferred Stock	607,500	—	—	607,500
Money Market Fund	42,503,970	—	—	42,503,970
	$43,111,470	$205,879,363	$—	$248,990,833

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the six months ended March 31, 2023. The Funds held no Level 3 securities at any time during the six months ended March 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2023, there were no such reclassifications.

Mortgage-Related Securities

The Funds can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities and are subject to greater credit risks than mortgage related securities that are U.S. government securities. Credit risk is greater for mortgage related securities that are not directly or indirectly guaranteed by a U.S. government-sponsored

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

enterprise (“GSE”) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks). However, GSEs are not guaranteed by the U.S. Treasury and in the event that a GSE cannot meet its obligations, there can be no assurance that the U.S. government will provide support. Certain purchases of agency or GSE-guaranteed mortgage-backed securities are forward transactions (called “to-be-announced” or “TBA” transactions) that can settle a month or more after the trade date. If the counterparty to a TBA transaction does not perform its obligation to deliver the specified mortgage-backed securities, the Funds could be required to replace those securities at a higher price. During the settlement period, the Funds will bear the risk of any decline in the value of the security to be delivered. For either purchase or sale transactions, the Funds may choose to extend the settlement through a “dollar roll” transaction in which it sells its current TBA security to a dealer while simultaneously agreeing to buy a TBA security with similar characteristics with a later settlement date. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Funds may be less favorable than the security delivered to the dealer.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements between the Trust and the Advisor, the Advisor provides investment advisory services to the Funds for an investment management fee equal to 0.36% and 0.44% of the daily net assets of the Core Bond Fund and the Limited Term Income Fund, respectively.

The Advisor earned and waived advisory fees for the six months ended March 31, 2023 as follows:

Fund	Investment Advisory Fee Earned	Investment Advisory Fee Waived
Core Bond Fund	$323,186	$166,202
Limited Term Income Fund	547,225	223,290

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until January 31, 2024 to keep Total Annual Fund Operating Expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding 0.36% for the Core Bond Fund’s

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

average daily net assets and 0.44% for the Limited Term Income Fund’s daily net assets. Prior to February 14, 2022, these expense limits were 0.75% and 0.85%, respectively. The Trust and the Advisor may terminate this limitation expense agreement prior to January 31, 2024 only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of March 31, 2023, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2025	2026	Total
Core Bond Fund	$171,866	$166,202	$338,068
Limited Term Income Fund	211,297	223,290	434,587

The Funds have adopted a Distribution and Service Plan Pursuant to Rule 12b-1 (the “12b-1 Plan”) for the Class A and Investor Class shares. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to its distributor. The fee paid to the distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A and Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution-related activities for each of the Funds.

The Funds have adopted a shareholder services plan with respect to their Class A, Investor and Institutional Class Shares. Under the shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

No fees were incurred by the Funds under the 12b-1 Plan or shareholder services plan during the six months ended March 31, 2023.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended March 31, 2023, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Core Bond Fund	$47,782	$6,117	$30,842
Limited Term Income Fund	69,652	9,139	42,427

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2023 were as follows:

	Purchases	Sales
Core Bond Fund
Debt securities	$24,092,942	$29,104,955
Preferred stock	405,000	—
	$24,497,942	$29,104,955

	Purchases	Sales
Limited Term Income Fund
Debt securities	$125,472,254	$93,659,085
Preferred stock	607,500	—
	$126,079,754	$93,659,085

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended March 31, 2023 and period ended September 30, 2022 were as follows:

Six months ended March 31, 2023
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$3,219,521	$4,294,603

Period ended September 30, 2022
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$3,057,542	$2,860,173

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

As of March 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Core Bond Fund	Limited Term Income Fund
Accumulated net investment income (loss)	$106,419	$137,430
Other accumulated losses	(5,861,947)	(3,051,613)
Net unrealized appreciation (depreciation) on investments	(11,814,728)	(5,461,466)
	$(17,570,256)	$(8,375,649)

As of March 31, 2023, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core Bond Fund	$196,200,139	$296,452	$(12,111,180)	$(11,814,728)
Limited Term Income Fund	254,452,299	257,942	(5,719,408)	(5,461,466)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

For the six months ended March 31, 2023
	Core Bond Fund	Limited Term Income Fund
Shares sold	1,665,002	2,018,475
Shares reinvested	9,174	10,390
Shares redeemed	(880,627)	(1,485,772)
Net increase (decrease)	793,549	543,093

For the period ended September 30, 2022
	Core Bond Fund	Limited Term Income Fund
Shares sold	21,350,570	27,566,185
Shares reinvested	39,566	23,792
Shares redeemed	(1,458,259)	(2,012,094)
Net increase (decrease)	19,931,877	25,577,883

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

NOTE 6 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential effects of COVID-19, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 7 – CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Curasset Capital Management Core Bond and the Curasset Capital Management Limited Term Income Fund (the “Funds”), each a series of World Funds Trust (the “Trust”) as a result of Cohen & Company, Ltd.’s acquisition of BBD’s investment management group.

The reports of BBD on the financial statements of the Funds as of and for the fiscal period ended September 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal period ended September 30, 2022 and the interim period through May 30, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

of BBD, would have caused it to make reference to the subject matter of the disagreements in its reports on the financial statements of the Funds for such years; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit hereto.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A share, deferred sales charges on certain redemptions made within 18 months of purchase of Class A shares and redemption fees on certain redemptions made within 60 days of purchase of Class A shares and Investor Class shares, and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2022 and held for the six months ended March 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Fund Expenses (unaudited)

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 3/31/23*
Core Bond Fund
Actual	$1,000.00	$1,022.33	0.36%	$1.82
Hypothetical**	$1,000.00	$1,023.14	0.36%	$1.82
Limited Term Income Fund
Actual	$1,000.00	$1,012.38	0.44%	$2.21
Hypothetical**	$1,000.00	$1,022.74	0.44%	$2.22

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Curasset Capital Management, LLC
50 Park Place, Suite 1004
Newark, New Jersey 07102

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant:

On March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Curasset Capital Management Core Bond and the Curasset Capital Management Limited Term Income Fund (the “Funds”), each a series of World Funds Trust (the “Trust”) as a result of Cohen & Company, Ltd.’s  acquisition of BBD’s investment management group.

The reports of BBD on the financial statements of the Funds as of and for the fiscal period ended September 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal period ended September 30, 2022 and the interim period through May 30, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its reports on the financial statements of the Funds for such years; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 9, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 9, 2023

* Print the name and title of each signing officer under his or her signature.